Schedule of Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	$ 6,192,912	$ 3,148,893	$ 3,328,361
Derivative liabilities	799,954	$ 9,124,756	9,399,620
Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	16,777
September 2022 Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	2,267,454		2,070,000
March 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	172,500		122,730
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration
Derivative liabilities
Fair Value, Inputs, Level 1 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Fair Value, Inputs, Level 1 [Member] | September 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			2,070,000
Fair Value, Inputs, Level 1 [Member] | March 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	172,500
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration
Derivative liabilities
Fair Value, Inputs, Level 2 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member] | September 2022 Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member] | March 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration	6,192,912		3,328,361
Derivative liabilities	799,954		9,399,620
Fair Value, Inputs, Level 3 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	16,777		122,730
Fair Value, Inputs, Level 3 [Member] | September 2022 Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	2,267,454
Fair Value, Inputs, Level 3 [Member] | March 2022 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration			3,328,361
Senior convertible derivative liabilities			9,399,620
Fair Value, Recurring [Member] | March 2022 Warrants & April 2022 Overallotment Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			2,070,000
Fair Value, Recurring [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			122,730	23,500,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration
Senior convertible derivative liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | March 2022 Warrants & April 2022 Overallotment Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			2,070,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration
Senior convertible derivative liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | March 2022 Warrants & April 2022 Overallotment Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration			3,328,361
Senior convertible derivative liabilities			9,399,620
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | March 2022 Warrants & April 2022 Overallotment Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Series A and Series B Warrant [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability			$ 122,730	$ 23,500,000